Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Number of Awards Outstanding

The Company has issued two types of awards under these plans: options and restricted stock units. The following table sets forth the number of awards outstanding for each award type is as follows:

	Outstanding at December 31,
Award type	2013	2012	2011
Stock options	3,058,795	3,121,064	2,712,808
Restricted stock units	97,700	—	—

Stock-Based Compensation Expense Related to Stock Options

Stock-based compensation expense related to stock-based awards is included in the following line items in the accompanying consolidated statements of operations and comprehensive loss for the years ended December 31:

	2013	2012	2011
Cost of revenue	$274	$195	$252
Sales and marketing	171	68	102
Research and development	255	130	121
General and administrative	502	319	246

	$1,202	$712	$721

Summary of Unvested Restricted Stock Units Activity

A summary of unvested restricted stock units as of December 31, 2013 is as follows:

	Restricted stock units	Weighted average grant-date fair value
Unvested at January 1, 2013	—	$—
Granted	97,700	48.31

Unvested at December 31, 2013	97,700	$48.31

Summary of Option Activity

The following is a summary of the option activity for the year ended December 31, 2013:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding balance at December 31, 2012	3,121,064	$6.15
Granted	172,000	13.53
Exercised	(201,444)	3.45
Forfeited	(30,772)	5.98
Expired	(2,053)	1.90

Outstanding balance at December 31, 2013	3,058,795	$6.75	5.01	$155,969

Exercisable at December 31, 2013	2,456,471	$5.89	4.14	$127,366

Vested and expected to vest at December 31, 2013	3,006,516	$6.70	4.95	$153,446

Assumptions Used for Estimating Fair Value of Stock Options

The following table summarizes the assumptions used for estimating the fair value of stock options granted for the years ended December 31 (no options were granted in 2011):

	2013	2012
Risk-free interest rate	1.0% - 1.7%	0.8% - 1.2%
Expected term (years)	6.08	6.08
Expected volatility	52%	53% - 55%
Expected dividend yield	0%	0%
Weighted-average grant date fair value per share	$7.71	$4.24